RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of related party agreements and transactions in the consolidated statements of income
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2020	2019	2018
Revenues
Power purchase and revenue agreements	$286	$558	$534
Wind levelization agreement	—	1	7
	$286	$559	$541
Direct operating costs
Energy purchases	$—	$(22)	$(20)
Energy marketing & other services	(4)	(20)	(24)
Insurance services(1)	(24)	(23)	(25)
	$(28)	$(65)	$(69)
Interest expense
Borrowings	$(2)	$(7)	$(13)
Contract balance accretion	(13)	(8)	—
	$(15)	$(15)	$(13)
Management service costs	$(235)	$(135)	$(94)
(1)Insurance services were paid to a subsidiary of Brookfield Asset Management that brokers external insurance providers on behalf of Brookfield Renewable. The fees paid to the subsidiary of Brookfield Asset Management for the year ended December 31, 2020 were nil (2019: $1 million and 2018: less than $1 million). Beginning in 2020, insurance services are paid for directly to external insurance providers.

Summary of related party agreements and transactions on the consolidated statements of financial position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2020	2019
Trade receivables and other current assets
Contract asset	Brookfield	$46	$51
Due from related parties
Amounts due from	Brookfield	36	48
	Equity-accounted investments and other	20	12
		$56	$60
Other long-term assets
Contract asset	Brookfield	$409	$422
Due to related parties
Amounts due to	Brookfield	$455	$93
	Equity-accounted investments and other	21	10
Accrued distributions payable on LP units, BEPC exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	30	36
		$506	$139
Other long-term liabilities
Amounts due to	Equity-accounted investments and other	$11	$7
Contract liability	Brookfield	602	562
		$613	$569